NET INCOME (LOSS) PER SHARE - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator
Net income (loss) attributable to KE Holdings Inc.	¥ 4,064,900	$ 556,891	¥ 5,883,224	¥ (1,386,074)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ 4,064,900	$ 556,891	¥ 5,883,224	¥ (1,386,074)
Denominator
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,409,772,592	3,409,772,592	3,521,379,938	3,569,179,079
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,537,408,029	3,537,408,029	3,611,653,020	3,569,179,079
Net income (loss) per share attributable to ordinary shareholders
- Basic (per share) | (per share)	¥ 1.19	$ 0.16	¥ 1.67	¥ (0.39)
- Diluted (per share) | (per share)	¥ 1.15	$ 0.16	¥ 1.63	¥ (0.39)
Share options
Denominator
Adjustments for dilutive share options	11,026,547	11,026,547	9,338,346	0
Restricted shares
Denominator
Adjustments for dilutive share options	104,034,579	104,034,579	72,916,553	0
Restricted share units
Denominator
Adjustments for dilutive share options	12,574,311	12,574,311	8,018,183	0